Description of Organization and Business Operations and Liquidity (Details Narrative) - USD ($)																	1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 25, 2025	Jan. 01, 2025	Dec. 03, 2024	Aug. 27, 2024	Jun. 05, 2024	Jun. 04, 2024	Nov. 28, 2023	Nov. 01, 2023	Oct. 09, 2023	Sep. 09, 2023	Mar. 09, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 13, 2021	Dec. 09, 2021	Aug. 19, 2021	Dec. 31, 2024	Mar. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Mar. 24, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2025	Aug. 05, 2025	Jul. 31, 2025	Jul. 24, 2025	Jul. 03, 2025	Jun. 04, 2025	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 30, 2025	Apr. 18, 2025	Apr. 08, 2025	Mar. 06, 2025	Feb. 28, 2025	Feb. 05, 2025	Jan. 31, 2025	Jan. 04, 2025	Dec. 05, 2024	Oct. 31, 2023	Oct. 04, 2023	Sep. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price			$ 11.77				$ 10.82					$ 10.35					$ 11.77						$ 11.77
Business combination, description																				The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of entering into the agreement to complete the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination	The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.
Minimum percentage of shares																	15.00%		15.00%	15.00%		15.00%	15.00%
Common stock exercised, value										$ 130,000							$ 3,270,000		$ 32,670	$ 3,560,000		$ 32,670	$ 3,270,000								$ 360,000												$ 130,000	$ 130,000
public share										$ 0.0275							$ 11.76793003						$ 11.76793003																				$ 0.0275	$ 0.0275
Payments in advance to affiliate								$ 390,000	$ 390,000	$ 390,000
Common stock exercised, shares			2,285,056				2,180,738					6,756,695					2,285,056	6,756,695
Redeem approximately value							$ 23,600,000					$ 69,920,000
Special meeting, description							the Company held a special meeting of its stockholders (the “November 2023 Special Meeting”). At the November 2023 Special Meeting, the Company’s stockholders approved an amendment of the Company’s Certificate of Incorporation (“Amendment No.2 of Charter”), changing the structure and cost of the Company’s right to extend the date (the “Termination Date”) by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that closed on December 9, 2021, which was December 9, 2023 at the time of the November 2023 Special Meeting unless extended. The charter amendment allows the Company to extend the Termination Date by up to twelve (12) monthly extensions, to December 9, 2024 (each of which is referred to as an “Extension”, and such later date, the “Extended Deadline”). To obtain each Extension, the Company, its sponsor or any of their affiliates or designees must deposit into the Company’s Trust Account with Continental by the deadline applicable prior to such Extension $60,000 for each monthly Extension; approved the proposal (the “Extension Amendment Proposal”) to amend the Company’s Certificate of Incorporation to extend the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that was consummated on December 9, 2021, from December 9, 2023 to, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; approved the proposal to amend the Company’s Trust Agreement with Continental (the “Trust Amendment Proposal”), pursuant to which the Company’s Trust Agreement with Continental be amended to extend the time for the Company to complete its initial business combination under the Trust Agreement from (x) December 9, 2023, to (y) up to December 9, 2024, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, by depositing into the Trust Account $60,000 for each one-month Extension from December 9, 2023 to December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; and approved the proposal to re-elect Kian Huat Lai as Class I director of the Company, until the annual meeting of the Company to be held in 2026 or until his successor is appointed and qualified.
Temporary equity, redemption price per share																	$ 11.62		$ 12.81	$ 12.20		$ 12.81	$ 11.62	$ 10.90
Common stock exercised, shares																	3,445,000		3,445,000	3,445,000		3,445,000	3,445,000	3,445,000
Minimum net tangible asset upon consummation of business combination																	$ 5,000,001						$ 5,000,001												$ 5,000,001		$ 5,000,001
Payment for subscription					$ 40,000,000	$ 40,000,000														$ 3,479,911		$ 3,479,911
Expected amount terminated, subscription																			$ 40,000,000	$ 40,000,000		$ 40,000,000
Excise tax percentage													1.00%						21.00%	21.00%		21.00%	21.00%	21.00%
Fair market value percentage													1.00%
Tax description																				Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.		Any amount of such excise tax not paid in full will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in ful	Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Cash																	253,507		$ 22,170	$ 3,468		$ 22,170	$ 253,507	$ 79,073
Working capital																	6,800,000		7,900,000	6,800,000		7,900,000	6,800,000
Deposited into trust account																			2,594,214			2,594,214
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																										$ 21,780			$ 21,780		360,000	$ 120,000
Deposits																										$ 10,890			$ 10,890				$ 60,000			$ 60,000
Minimum net tangible asset upon consummation of business combination																																			$ 5,000,001
Payment for subscription																					$ 3,479,911
Expected amount terminated, subscription		$ 40,000,000
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																										$ 240,000
Deposits																	60,000		$ 10,890			10,890	60,000																			$ 60,000
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																								$ 60,000
Share-Based Payment Arrangement, Tranche Two [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																									$ 240,000
Deposits																											$ 10,890														60,000
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																						$ 60,000
Share-Based Payment Arrangement, Tranche Three [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																									$ 240,000
Deposits																									$ 10,890														$ 60,000
Share Based Compensation Award Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																				$ 60,000
Share Based Compensation Award Tranche Four [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																					240,000
Deposits																																					$ 60,000
Share Based Compensation Award Tranche Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																		$ 60,000
Share Based Compensation Award Tranche Five [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																		$ 60,000
Share Based Compensation Award Tranche Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																															60,000
Share Based Compensation Award Tranche Six [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																															$ 60,000
December Two Thousand And Twenty Four Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																	$ 3,270,000						$ 3,270,000
Common stock exercised, shares																							2,285,056
Temporary equity, redemption price per share																	$ 11.77						$ 11.77
Common stock exercised, value																							$ 26,890,000
December Two Thousand And Twenty Four Extension Overpayment Amount [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price																	0.25						$ 0.25
Temporary equity, redemption price per share																	11.52						$ 11.52
Redemption recovered																						$ 563,108	$ 397,214
June Two Thousand And Twenty Five Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price																														$ 0.15
Common stock exercised, shares																						204,910
Temporary equity, redemption price per share																			$ 12.77			$ 12.77
Common stock exercised, value																						$ 2,600,000
Common stock exercised, shares																			72,601			72,601
June Two Thousand And Twenty Five Special Meeting [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, shares	2,617,281
Temporary equity, redemption price per share	$ 12.77																											$ 12.66
Redeeming shareholders paid	$ 2,594,214
Recovery amount	$ 23,067
Recovery per share amount	$ 0.11
One Year Extension [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposit trust accounts			$ 60,000				$ 60,000
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock															10,000,000
Share price														$ 10.15	$ 10.00		10.15						$ 10.15
Proceeds from IPO														$ 116,725,000	$ 100,000,000
Cash deposited to trust account for extension											$ 780,000
Common stock exercised, value											$ 390,000
public share																	10.15						10.15
Private Placement Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock														52,500	517,500	570,000
Share price														$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement														$ 525,000	$ 5,175,000	$ 5,700,000
Over-Allotment Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock														1,500,000	1,500,000
Proceeds from issuance or sale of equity														$ 15,000,000
Offering costs, net														6,887,896
Underwriting fees														2,300,000
Deferred underwriting fees														4,025,000
Other costs														$ 562,896
Public Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price																	$ 11.62		$ 10.15	$ 10.15		$ 10.15	$ 11.62
Redemption on default of business combination																				The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.		The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment	The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.
Public Gold Marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value										4,570,422																																			$ 4,507,595
Deposited into trust account										$ 4,445,458
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock														570,000	570,000
Share price														$ 10.00	$ 10.00
Proceeds from issuance of private placement														$ 5,700,000	$ 5,700,000
Private Placement [Member] | Pubco [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share		$ 10.00		$ 10.00
Number of shares purchase value		$ 3,279,911		$ 40,200,000
Investment																			$ 1,124,361	$ 1,124,361		$ 1,124,361
Private Placement [Member] | Subsequent Event [Member] | Pubco [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share		$ 10.00
Number of shares purchase value		$ 3,279,911
Investment		$ 879,911